Note 4 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Goods and services tax ("GST") recoverable	$ 22	$ 23
Mexican value added tax ("IVA") recoverable	133	30
Interest receivable	217	107
	$ 372	$ 160